Net Loss Per Share - Schedule of antidilutive securities excluded from computation of net loss per share (FY) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022 shares	Sep. 30, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	6,737,174	5,589,138	5,581,300	15,816,618
Discount rate				0.20
Shares issuable upon exercise of stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	5,572,641	4,398,898	4,230,162	3,479,731
Shares issuable upon the exercise of warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,148,123	1,148,123	1,148,123	2,739,791
Shares issuable upon conversion of the convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)			0	5,603,388
Shares issuable upon conversion of the Series C preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)			0	3,920,172
Non-vested shares under restricted stock unit grants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	16,410	38,472	203,015	58,951
Non-vested shares under restricted stock grants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	0	3,645	0	14,585